Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Initial Public Offering
Initial Public Offering

Note 3 — Initial Public Offering

On June 2, 2021, the Company consummated its Initial Public Offering of 10,000,000 Units. Each Unit consists of one share of Class A common stock of the Company, par value $0.0001 per share (the “Class A common stock”), and one redeemable warrant of the Company (“Warrant”), each Warrant entitling the holder thereof to purchase one Class A common stock for $11.50 per share. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $100,000,000.

On June 17, 2021, the underwriter partially exercised the over-allotment option and purchased an additional 326,000 Over-Allotment Units. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $3,260,000.

Note 3 — Initial Public Offering

On June 2, 2021, the Company consummated its Initial Public Offering of 10,000,000 Units. Each Unit consists of one share of Class A common stock of the Company, par value $0.0001 per share (the “Class A common stock”), and one redeemable warrant of the Company (“Warrant”), each Warrant entitling the holder thereof to purchase one Class A common stock for $11.50 per share. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $100,000,000.

On June 17, 2021, the underwriter partially exercised the over-allotment option and purchased an additional 326,000 Over-Allotment Units. The Units were sold at a price of $10.00 per Unit, generating gross proceeds to the Company of $3,260,000.